Derivatives and Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
FFAs		$ 1,275
Investment in available for sale securities	7,660	559
Total	7,660	1,834
Quoted Prices in Active Markets for Identical Assets (Level I)
Assets
FFAs		1,275
Investment in available for sale securities	7,660	559
Total	7,660	1,834
Significant Other Observable Inputs (Level II)
Assets
FFAs		0
Investment in available for sale securities	0	0
Total	0	0
Significant Unobservable Inputs (Level III)
Assets
FFAs		0
Investment in available for sale securities	0	0
Total	$ 0	$ 0